Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($) (6)	Adjusted Pre-Tax Income (in millions) ($) (7)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)
2023	9,208,595	43,391,100	3,292,874	14,239,549	350.04	263.07	465.4	617.9
2022	8,207,473	4,791,541	2,981,956	1,998,482	117.36	151.13	490.7	643.4
2021	7,427,795	13,186,658	1,942,429	3,329,440	158.02	187.16	396.9	516.3
2020	6,882,675	8,732,502	2,889,120	3,786,386	112.55	124.48	239.9	319.3

(1)
Robert H. Schottenstein was our Chief Executive Officer for each year shown. The amounts shown reflect the amounts of total compensation reported for Mr. Schottenstein for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Schottenstein as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schottenstein during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for Mr. Schottenstein for the “Total” column of the Summary Compensation Table for 2023:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2023	9,208,595	(3,979,872)	38,162,377	43,391,100

(a)	The amount shown reflects the sum of the amounts reported for Mr. Schottenstein in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for 2023.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of 2023 of the equity awards that we granted to Mr. Schottenstein during 2023 that were unvested and outstanding as of the end of 2023; (ii) the change (positive or negative) in the fair value as of the end of 2023 from the end of 2022 of any equity awards that we granted to Mr. Schottenstein in prior years that were unvested and outstanding as of the end of 2023; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of 2022 of any equity awards that we granted to Mr. Schottenstein in prior years that vested during 2023. The amounts added or subtracted in calculating the equity award adjustments for 2023 are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	13,644,845	23,663,447	854,085	38,162,377

(3)
During 2023 and 2022, our other Named Executive Officers consisted of Phillip G. Creek and Susan E. Krohne. During 2021, our other Named Executive Officers consisted of Mr. Creek, Ms. Krohne and J. Thomas Mason. During 2020, our other Named Executive Officers consisted of Mr. Creek and Mr. Mason. The amounts shown reflect the average of the amounts of total compensation reported for our other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table.

(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other Named Executive Officers as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other Named Executive Officers during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation reported for our other Named Executive Officers for the “Total” column of the Summary Compensation Table for 2023:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non- PEO NEOs ($) (a)	Average Equity Award Adjustments for Non- PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)
2023	3,292,874	(1,323,474)	12,270,149	14,239,549

(a)
The amount shown reflects the average of the sum of the amounts reported for our other Named Executive Officers in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for 2023.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of 2023 of the equity awards that we granted to our other Named Executive Officers during 2023 that were unvested and outstanding as of the end of 2023; (ii) the average change (positive or negative) in the fair value as of the end of 2023 from the end of 2022 of any equity awards that we granted to our other Named Executive Officers in prior years that were unvested and outstanding as of the end of 2023; and (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of 2022 of any equity awards that we granted to our other Named Executive Officers in prior years that vested during 2023. The amounts added or subtracted in calculating the equity award adjustments for 2023 are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	4,578,073	7,403,512	288,564	12,270,149

(5)
The peer group used for this purpose is the Standard & Poor’s 500 Homebuilding Index, which is the same index that we use in our 2023 Form
10-K.
The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Standard & Poor’s 500 Homebuilding Index, respectively.

(6)	The amounts shown reflect the net income reported in the Company’s audited financial statements for the corresponding year.

(7)
Adjusted
Pre-Tax
Income, which is a
non-GAAP
measure, means the Company’s
pre-tax
income from operations, excluding extraordinary items, such as asset impairments and certain other non-cash
write-offs. For 2020, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes, (b) impairment of inventory and investment in joint venture arrangements and (c) stucco-related charges, net of recoveries, included in “Costs and expenses: Land and housing;” for 2021, Adjusted
Pre-Tax
Income was equal to (a) the sum of (i) income before income taxes and (ii) loss on early extinguishment of debt less (b) a one-time
gain included in “Other income”; for 2022, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges; and for 2023, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges, in each case as reflected in our audited consolidated statements of income included in our 2023 Form
10-K.
Adjusted
Pre-Tax
Income represents the most important performance measure used by the Company to link the compensation actually paid to the Company’s Named Executive Officers to Company performance for 2023. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote	During 2023 and 2022, our other Named Executive Officers consisted of Phillip G. Creek and Susan E. Krohne. During 2021, our other Named Executive Officers consisted of Mr. Creek, Ms. Krohne and J. Thomas Mason. During 2020, our other Named Executive Officers consisted of Mr. Creek and Mr. Mason.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Standard & Poor’s 500 Homebuilding Index, which is the same index that we use in our 2023 Form
10-K.
	The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Standard & Poor’s 500 Homebuilding Index, respectively.
PEO Total Compensation Amount	$ 9,208,595	$ 8,207,473	$ 7,427,795	$ 6,882,675
PEO Actually Paid Compensation Amount	$ 43,391,100	4,791,541	13,186,658	8,732,502
Adjustment To PEO Compensation, Footnote
(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Schottenstein as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schottenstein during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for Mr. Schottenstein for the “Total” column of the Summary Compensation Table for 2023:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2023	9,208,595	(3,979,872)	38,162,377	43,391,100

(a)	The amount shown reflects the sum of the amounts reported for Mr. Schottenstein in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for 2023.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of 2023 of the equity awards that we granted to Mr. Schottenstein during 2023 that were unvested and outstanding as of the end of 2023; (ii) the change (positive or negative) in the fair value as of the end of 2023 from the end of 2022 of any equity awards that we granted to Mr. Schottenstein in prior years that were unvested and outstanding as of the end of 2023; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of 2022 of any equity awards that we granted to Mr. Schottenstein in prior years that vested during 2023. The amounts added or subtracted in calculating the equity award adjustments for 2023 are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	13,644,845	23,663,447	854,085	38,162,377

Non-PEO NEO Average Total Compensation Amount	$ 3,292,874	2,981,956	1,942,429	2,889,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,239,549	1,998,482	3,329,440	3,786,386
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other Named Executive Officers as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other Named Executive Officers during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation reported for our other Named Executive Officers for the “Total” column of the Summary Compensation Table for 2023:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non- PEO NEOs ($) (a)	Average Equity Award Adjustments for Non- PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)
2023	3,292,874	(1,323,474)	12,270,149	14,239,549

(a)
The amount shown reflects the average of the sum of the amounts reported for our other Named Executive Officers in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for 2023.

(b)
The amount shown reflects the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of 2023 of the equity awards that we granted to our other Named Executive Officers during 2023 that were unvested and outstanding as of the end of 2023; (ii) the average change (positive or negative) in the fair value as of the end of 2023 from the end of 2022 of any equity awards that we granted to our other Named Executive Officers in prior years that were unvested and outstanding as of the end of 2023; and (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of 2022 of any equity awards that we granted to our other Named Executive Officers in prior years that vested during 2023. The amounts added or subtracted in calculating the equity award adjustments for 2023 are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2023	4,578,073	7,403,512	288,564	12,270,149

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid and Cumulative Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and the Company’s and Peer Group’s cumulative total shareholder return over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation
Actually
Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Compensation Actually Paid and Adjusted
Pre-Tax
Income
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and our Adjusted
Pre-Tax
Income
during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship of Compensation Actually Paid and Cumulative Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and the Company’s and Peer Group’s cumulative total shareholder return over the four most recently completed fiscal years.

Tabular List, Table
Financial Performance Measures
We structure our executive compensation program to award compensation that depends on, and rewards executives on the basis of, individual and Company short- and long-term performance and thereby fosters a pay-for-performance
culture. The Compensation Committee selects the metrics used for both our short-term and long-term incentive awards because it believes they effectively drive financial and operational performance and incentivize our executives to pursue actions that create sustainable shareholder value. The financial performance measures used by the Company for 2023 to link the compensation actually paid to the Company’s Named Executive Officers to Company performance are:

• Adjusted Pre-Tax Income	• Relative Total Shareholder Return

Total Shareholder Return Amount	$ 350.04	117.36	158.02	112.55
Peer Group Total Shareholder Return Amount	263.07	151.13	187.16	124.48
Net Income (Loss)	$ 465,400,000	$ 490,700,000	$ 396,900,000	$ 239,900,000
Company Selected Measure Amount	617,900,000	643,400,000	516,300,000	319,300,000
PEO Name	Robert H. Schottenstein
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Non-GAAP Measure Description	Adjusted
Pre-Tax
Income, which is a
non-GAAP
measure, means the Company’s
pre-tax
income from operations, excluding extraordinary items, such as asset impairments and certain other non-cash
write-offs. For 2020, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes, (b) impairment of inventory and investment in joint venture arrangements and (c) stucco-related charges, net of recoveries, included in “Costs and expenses: Land and housing;” for 2021, Adjusted
Pre-Tax
Income was equal to (a) the sum of (i) income before income taxes and (ii) loss on early extinguishment of debt less (b) a one-time
gain included in “Other income”; for 2022, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges; and for 2023, Adjusted
Pre-Tax
Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges, in each case as reflected in our audited consolidated statements of income included in our 2023 Form
10-K.
Adjusted
Pre-Tax
	Income represents the most important performance measure used by the Company to link the compensation actually paid to the Company’s Named Executive Officers to Company performance for 2023. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,979,872)
PEO | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,644,845
PEO | Year Over Year Change In Fair Value Of Unvested And Outstanding Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,663,447
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	854,085
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,162,377
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,323,474)
Non-PEO NEO | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,578,073
Non-PEO NEO | Year Over Year Change In Fair Value Of Unvested And Outstanding Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,403,512
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,564
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,270,149